CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real estate:
Land	$ 246,790	$ 246,790	$ 223,277
Buildings and improvements, less accumulated depreciation	1,418,345	1,426,942	1,250,794
Construction in progress		0	31,334
Total real estate, net	1,665,135	1,673,732	1,505,405
Cash and cash equivalents	73,727	68,360	74,803
Acquired intangible assets, less accumulated amortization	145,050	154,204	150,554
Right-of-use assets - operating leases	9,996	0
Other assets, net	67,121	67,533	47,182
Total assets	1,961,029	1,963,829	1,777,944
Liabilities:
Notes payable, net of deferred financing costs	464,273	464,345	463,742
Credit facility, net of deferred financing costs	362,604	352,511	219,399
Accounts payable due to affiliates	11,356	12,427	15,249
Accounts payable and other liabilities	31,011	29,555	27,709
Intangible lease liabilities, less accumulated amortization	56,374	57,606	61,294
Operating lease liabilities	8,750	0
Total liabilities	934,368	916,444	787,393
Stockholders’ equity:
Preferred stock, $0.01 par value per share
Common stock, $0.01 par value per share	1,364	1,364	1,243
Additional paid-in capital	1,192,062	1,192,340	1,084,905
Accumulated distributions in excess of earnings	(169,359)	(152,421)	(99,309)
Accumulated other comprehensive income	2,592	6,100	3,710
Total stockholders’ equity	1,026,659	1,047,383	990,549
Noncontrolling interests	2	2	2
Total equity	1,026,661	1,047,385	990,551
Total liabilities and stockholders’ equity	$ 1,961,029	$ 1,963,829	$ 1,777,944